April 4, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus New Jersey Municipal Bond Fund, Inc.

1933 Act File No.: 33-19655
1940 Act File No.: 811-05454
CIK No.:  0000828475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for Class T shares of the above-referenced fund that would have been filed under paragraph (b) or (c) of this section does not differ from those contained in the most recent amendment, Post-Effective Amendment No. 58 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 28, 2017, with the exception of the Supplement to the Class T Prospectus dated March 31, 2017 and filed on March 31, 2017 under SEC Accession No. 0000914775-17-000041.

Please address any comments or questions to my attention at 212-922-8023.

Sincerely,

/s/ Zachary R. Barker
Zachary R. Barker
Paralegal